Supplemental Cash Flows Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net dispositions (purchases of GE shares for treasury [Abstract]
Open market purchases under share repurchase program	$ (2,211)	$ (10,225)	$ (5,005)
Other purchases	(49)	(91)	(110)
Dispositions	1,042	1,038	951
Net dispositions (purchases) of GE shares for treasury	(1,218)	(9,278)	(4,164)
All other operating activities
Amortization of Intangible Assets	1,745	1,654	1,514
All other operating activities	(5,094)	(4,186)	(7,133)
Net decrease (increase) in financing receivables
Net decrease (increase) in financing receivables	(3,252)	2,060	2,415
All other investing activities
All other investing activities	(4,499)	(14,587)	(19,331)
All other financing activities
All other financing activities	(1,065)	(1,424)	(2,957)
SupplementalCashFlowElementsAbstract
Non-cash Transactions Foreclosed Properties And Repossessed Assets	218	482	839
Subsidiaries GECC [Member]
Net dispositions (purchases of GE shares for treasury [Abstract]
Net dispositions (purchases) of GE shares for treasury	0	0	0
All other operating activities
Amortization of Intangible Assets	364	368	349
Net realized losses on investment securities	(56)	481	31
Cash collateral on derivative contracts	745	(2,271)	2,900
Increase (decrease) in other liabilities	(1,667)	2,443	514
Other	2,873	1,089	728
All other operating activities	(2,259)	(2,110)	(4,522)
Net decrease (increase) in financing receivables
Increase in loans to customers	(313,372)	(303,839)	(303,934)
Principal collections from customers - loans	295,198	300,514	299,343
Investment in equipment for financing leases	(8,120)	(8,652)	(9,189)
Principal collections from customers - financing leases	8,427	9,671	10,935
Net Change In Credit Card Receivables	(5,571)	(8,058)	(8,030)
Sales of financing receivables	18,764	13,298	11,801
Net decrease (increase) in financing receivables	(4,674)	2,934	926
All other investing activities
Purchases of investment securities	(10,345)	(16,418)	(15,639)
Dispositions and maturities of investment securities	9,173	17,963	16,872
Decrease (increase) in other assets - investments	253	2,754	5,015
Proceeds from sales of real estate properties	566	2,735	334
Other	5,402	7,900	13,386
All other investing activities	(5,049)	(14,934)	(19,968)
Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	29	55	59
ProceedsFromIssuanceOfLongTermDebt	33,820	44,220	56,583
Newly issued debt (maturities longer than 90 days)	33,849	44,275	56,642
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	(47,023)	(52,076)	(94,114)
Long-term (longer than one year)	(4,740)	(2,479)	(9,368)
Principal payments - nonrecourse, leveraged lease	(454)	(585)	(426)
Repayments and other debt reductions (maturities longer than 90 days)	(52,217)	(55,140)	(103,908)
All other financing activities
Proceeds from sales of investment contracts	322	491	2,697
Redemption of investment contracts	(1,113)	(980)	(5,515)
Other	(298)	(426)	(48)
All other financing activities	$ (1,089)	$ (915)	$ (2,866)